Revenue (Details) - Schedule of revenue disaggregated by geography - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 3,368	$ 1,729
% of Revenue	100.00%	100.00%
Other Revenue		$ 58
Other % of Revenue		3.40%
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	$ 80	$ 29
% of Revenue	2.40%	1.70%
SWEDEN
Disaggregation of Revenue [Line Items]
Revenue	$ 1,224	$ 757
% of Revenue	36.40%	43.70%
GERMANY
Disaggregation of Revenue [Line Items]
Revenue	$ 243	$ 318
% of Revenue	7.20%	18.40%
CHINA
Disaggregation of Revenue [Line Items]
Revenue	$ 1,476	$ 447
% of Revenue	43.90%	25.80%
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue		$ 35
% of Revenue		2.00%
ITALY
Disaggregation of Revenue [Line Items]
Revenue	$ 124
% of Revenue	3.70%
ISRAEL
Disaggregation of Revenue [Line Items]
Revenue	$ 31	$ 34
% of Revenue	0.80%	2.00%
SWITZERLAND
Disaggregation of Revenue [Line Items]
Revenue	$ 190	$ 53
% of Revenue	5.60%	3.00%